SCHEDULE OF SIGNIFICANT EXPENSE CATAGORIES (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting [Abstract]
Revenues		$ 104,651,590	$ 118,048,882	$ 145,236,749
Cost of revenues		(49,480,191)	(55,860,712)	(70,658,025)
Research and development expenses		(6,343,012)	(5,694,010)	(4,788,467)
Selling and marketing expenses		(41,020,636)	(48,393,515)	(57,685,521)
General and administrative expenses		(6,431,723)	(4,710,537)	(3,756,679)
Other income, net	[1]	2,476,017	429,705	242,704
Net income		$ 3,852,045	$ 3,819,813	$ 8,590,761

[1]	Includes other income and expenses, net and income tax expenses.